Taxes - Schedule of Income Taxes Paid (Refunded), Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Income Taxes Paid Refunded Net [Line Items]
Total income taxes paid (refunded)	$ (292,899)	$ 4,527	$ 6,928
Foreign [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Total foreign income taxes paid (refunded)	(296,302)
Japan [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Income taxes paid	3,403
Foreign – Singapore [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Income taxes paid	(332,660)
Foreign – Taiwan [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Income taxes paid	35,562
Foreign – PRC [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Income taxes paid	796
Cayman Islands [Member]
Schedule of Income Taxes Paid Refunded Net [Line Items]
Cayman Islands – federal or equivalent
Cayman Islands – state and local